Note 5 - Investments - Movement in Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Equity securities, beginning of year	$ 11,951	$ 1,408
Disposition of equity securities at fair value	(6,371)	(3,950)
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(4,401)	14,493
Equity securities	$ 1,179	$ 11,951